Interim Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Research and development	$ 2,589	$ 289
General and administrative	3,452	528
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development	320	295
General and administrative	$ 839	$ 286